13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Tables)	9 Months Ended
Sep. 30, 2013
AccumulatedOtherComprehensiveIncomeOciTablesAbstract
ACCUMULATED OTHER COMPREHENSIVE INCOME
	Three Months	Three Months	Nine Months	Nine Months
	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012

Accumulated OCI, beginning of period:
Currency translation adjustment	$929,806	$1,939,546	$3,253,019	$1,901,351
	$929,806	$1,939,546	$3,253,019	$1,901,351

Other comprehensive income (loss) for the period:
Currency translation adjustments	$1,099,467	$1,921,720	$(1,223,746)	$1,959,915
	$1,099,467	$1,921,720	$(1,223,746)	$1,959,915

Accumulated OCI, end of period:
Currency translation adjustment	$2,029,273	$3,861,266	$2,029,273	$3,861,266
	$2,029,273	$3,861,266	$2,029,273	$3,861,266